Distribution Date:	03/17/26	Wells Fargo Commercial Mortgage Trust 2017-C39
Determination Date:	03/11/26
Next Distribution Date:	04/17/26
Record Date:	02/27/26	Commercial Mortgage Pass-Through Certificates
Series 2017-C39
Revision: October 2025 - April 2026
The servicer revised ARA values and dates for loan 10, for a period spanning from October 2025 to April 2026

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark		ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-15		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Mortgage Loan Detail (Part 2)	16-18	Asset Representations	BellOak, LLC
		Reviewer & Operating
Principal Prepayment Detail	19	Advisor
Historical Detail	20		Attention: Reporting		Reporting@belloakadvisors.com
Delinquency Loan Detail	21		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Collateral Stratification and Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000XAA5	1.975000%	27,816,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000XAB3	2.990000%	80,706,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000XAC1	2.878000%	4,389,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95000XAD9	3.212000%	44,790,000.00	8,486,206.35	1,071,525.60	22,714.75	0.00	0.00	1,094,240.35	7,414,680.75	34.65%	30.00%
A-4	95000XAE7	3.157000%	305,000,000.00	298,238,476.05	1,331,507.62	784,615.72	0.00	0.00	2,116,123.34	296,906,968.43	34.65%	30.00%
A-5	95000XAF4	3.418000%	330,283,000.00	330,283,000.00	0.00	940,756.08	0.00	0.00	940,756.08	330,283,000.00	34.65%	30.00%
A-S	95000XAG2	3.702000%	106,203,000.00	106,203,000.00	0.00	327,636.26	0.00	0.00	327,636.26	106,203,000.00	23.71%	20.63%
B	95000XAK3	4.025000%	50,978,000.00	50,978,000.00	0.00	170,988.71	0.00	0.00	170,988.71	50,978,000.00	18.46%	16.13%
C	95000XAL1	4.118000%	46,729,000.00	46,729,000.00	0.00	160,358.35	0.00	0.00	160,358.35	46,729,000.00	13.65%	12.00%
D	95000XAM9	4.354722%	19,732,000.00	19,732,000.00	0.00	71,606.15	0.00	0.00	71,606.15	19,732,000.00	11.62%	10.26%
E-RR	95000XAP2	4.354722%	36,910,000.00	36,910,000.00	0.00	133,944.00	0.00	0.00	133,944.00	36,910,000.00	7.81%	7.00%
F-RR	95000XAR8	4.354722%	25,489,000.00	25,489,000.00	0.00	92,497.93	0.00	0.00	92,497.93	25,489,000.00	5.19%	4.75%
G-RR	95000XAT4	4.354722%	11,328,000.00	11,328,000.00	0.00	41,108.58	0.00	0.00	41,108.58	11,328,000.00	4.02%	3.75%
H-RR*	95000XAV9	4.354722%	42,481,836.00	39,059,758.09	0.00	217,843.08	0.00	0.00	217,843.08	39,059,758.09	0.00%	0.00%
V	95000XAX5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000XAZ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,132,834,836.00	973,436,440.49	2,403,033.22	2,964,069.61	0.00	0.00	5,367,102.83	971,033,407.27

X-A	95000XAH0	1.061663%	792,984,000.00	637,007,682.40	0.00	563,573.04	0.00	0.00	563,573.04	634,604,649.18
X-B	95000XAJ6	0.434585%	223,642,000.00	223,642,000.00	0.00	80,992.86	0.00	0.00	80,992.86	223,642,000.00
Notional SubTotal			1,016,626,000.00	860,649,682.40	0.00	644,565.90	0.00	0.00	644,565.90	858,246,649.18

Deal Distribution Total					2,403,033.22	3,608,635.51	0.00	0.00	6,011,668.73

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.

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				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000XAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000XAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000XAC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95000XAD9	189.46654052	23.92332217	0.50713887	0.00000000	0.00000000	0.00000000	0.00000000	24.43046104	165.54321835
A-4	95000XAE7	977.83106902	4.36559875	2.57251056	0.00000000	0.00000000	0.00000000	0.00000000	6.93810931	973.46547026
A-5	95000XAF4	1,000.00000000	0.00000000	2.84833334	0.00000000	0.00000000	0.00000000	0.00000000	2.84833334	1,000.00000000
A-S	95000XAG2	1,000.00000000	0.00000000	3.08500005	0.00000000	0.00000000	0.00000000	0.00000000	3.08500005	1,000.00000000
B	95000XAK3	1,000.00000000	0.00000000	3.35416670	0.00000000	0.00000000	0.00000000	0.00000000	3.35416670	1,000.00000000
C	95000XAL1	1,000.00000000	0.00000000	3.43166663	0.00000000	0.00000000	0.00000000	0.00000000	3.43166663	1,000.00000000
D	95000XAM9	1,000.00000000	0.00000000	3.62893523	0.00000000	0.00000000	0.00000000	0.00000000	3.62893523	1,000.00000000
E-RR	95000XAP2	1,000.00000000	0.00000000	3.62893525	0.00000000	0.00000000	0.00000000	0.00000000	3.62893525	1,000.00000000
F-RR	95000XAR8	1,000.00000000	0.00000000	3.62893523	0.00000000	0.00000000	0.00000000	0.00000000	3.62893523	1,000.00000000
G-RR	95000XAT4	1,000.00000000	0.00000000	3.62893538	0.00000000	0.00000000	0.00000000	0.00000000	3.62893538	1,000.00000000
H-RR	95000XAV9	919.44609197	0.00000000	5.12791114	(1.79130088)	46.11359217	0.00000000	0.00000000	5.12791114	919.44609197
V	95000XAX5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000XAZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000XAH0	803.30458420	0.00000000	0.71069913	0.00000000	0.00000000	0.00000000	0.00000000	0.71069913	800.27421635
X-B	95000XAJ6	1,000.00000000	0.00000000	0.36215407	0.00000000	0.00000000	0.00000000	0.00000000	0.36215407	1,000.00000000

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	02/01/26 - 02/28/26	30	0.00	22,714.75	0.00	22,714.75	0.00	0.00	0.00	22,714.75	0.00
A-4	02/01/26 - 02/28/26	30	0.00	784,615.72	0.00	784,615.72	0.00	0.00	0.00	784,615.72	0.00
A-5	02/01/26 - 02/28/26	30	0.00	940,756.08	0.00	940,756.08	0.00	0.00	0.00	940,756.08	0.00
X-A	02/01/26 - 02/28/26	30	0.00	563,573.04	0.00	563,573.04	0.00	0.00	0.00	563,573.04	0.00
X-B	02/01/26 - 02/28/26	30	0.00	80,992.86	0.00	80,992.86	0.00	0.00	0.00	80,992.86	0.00
A-S	02/01/26 - 02/28/26	30	0.00	327,636.26	0.00	327,636.26	0.00	0.00	0.00	327,636.26	0.00
B	02/01/26 - 02/28/26	30	0.00	170,988.71	0.00	170,988.71	0.00	0.00	0.00	170,988.71	0.00
C	02/01/26 - 02/28/26	30	0.00	160,358.35	0.00	160,358.35	0.00	0.00	0.00	160,358.35	0.00
D	02/01/26 - 02/28/26	30	0.00	71,606.15	0.00	71,606.15	0.00	0.00	0.00	71,606.15	0.00
E-RR	02/01/26 - 02/28/26	30	0.00	133,944.00	0.00	133,944.00	0.00	0.00	0.00	133,944.00	0.00
F-RR	02/01/26 - 02/28/26	30	0.00	92,497.93	0.00	92,497.93	0.00	0.00	0.00	92,497.93	0.00
G-RR	02/01/26 - 02/28/26	30	0.00	41,108.58	0.00	41,108.58	0.00	0.00	0.00	41,108.58	0.00
H-RR	02/01/26 - 02/28/26	30	2,027,729.31	141,745.33	0.00	141,745.33	(76,097.75)	0.00	0.00	217,843.08	1,958,990.06
Totals			2,027,729.31	3,532,537.76	0.00	3,532,537.76	(76,097.75)	0.00	0.00	3,608,635.51	1,958,990.06

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	Additional Information
Total Available Distribution Amount (1)	6,011,668.73
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,305,902.45	Master Servicing Fee	5,270.52
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,252.70
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	378.56
ARD Interest	0.00	Operating Advisor Fee	549.80
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	151.42
Extension Interest	0.00
Interest Reserve Withdrawal	237,528.31
Total Interest Collected	3,543,430.76	Total Fees	10,893.00

Principal		Expenses/Reimbursements
Scheduled Principal	1,036,685.86	Reimbursement for Interest on Advances	121.00
Unscheduled Principal Collections		ASER Amount	33,171.71
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(113,209.55)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,819.09
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	1,366,347.36	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,403,033.22	Total Expenses/Reimbursements	(76,097.75)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,608,635.51
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,403,033.22
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,011,668.73
Total Funds Collected	5,946,463.98	Total Funds Distributed	5,946,463.98

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	973,436,440.49	973,436,440.49	Beginning Certificate Balance	973,436,440.49
(-) Scheduled Principal Collections	1,036,685.86	1,036,685.86	(-) Principal Distributions	2,403,033.22
(-) Unscheduled Principal Collections	1,366,347.36	1,366,347.36	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	971,033,407.27	971,033,407.27	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	973,454,194.75	973,454,194.75	Ending Certificate Balance	971,033,407.27
Ending Actual Collateral Balance	971,084,786.18	971,084,786.18

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.35%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

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			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	79,664,091.87	8.20%	15	4.9858	NAP	Defeased	11	79,664,091.87	8.20%	15	4.9858	NAP
2,000,000 or less	1	1,605,833.16	0.17%	16	4.7400	4.071500	1.30 or less	10	271,591,790.30	27.97%	9	4.4518	0.709367
2,000,001 to 3,000,000	2	4,464,361.26	0.46%	10	5.6870	1.455425	1.31 to 1.40	2	12,889,338.33	1.33%	15	4.7278	1.394233
3,000,001 to 4,000,000	4	13,767,891.70	1.42%	14	4.9891	1.847448	1.41 to 1.50	2	14,500,466.60	1.49%	17	4.6703	1.480446
4,000,001 to 5,000,000	2	8,279,508.16	0.85%	16	4.4479	1.408531	1.51 to 1.75	13	197,476,403.35	20.34%	15	4.3533	1.650681
5,000,001 to 6,000,000	3	16,435,376.48	1.69%	16	4.4189	2.351646	1.76 to 2.00	5	43,304,348.88	4.46%	15	4.8821	1.946287
6,000,001 to 7,000,000	2	13,206,606.23	1.36%	14	5.3370	1.687357	2.01 to 2.25	4	165,336,074.45	17.03%	16	4.2047	2.059383
7,000,001 to 8,000,000	1	7,787,369.16	0.80%	16	4.6300	1.294600	2.26 to 2.50	2	68,900,000.00	7.10%	16	4.0881	2.417370
8,000,001 to 9,000,000	4	34,329,097.51	3.54%	15	4.6046	2.589415	2.51 to 2.75	3	33,536,506.28	3.45%	16	3.7865	2.556674
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	8	92,539,417.82	9.53%	15	4.8995	1.557431	3.01 or greater	5	83,834,387.21	8.63%	16	3.9305	3.699251
15,000,001 to 20,000,000	2	33,648,634.87	3.47%	16	4.7275	1.871224	Totals	57	971,033,407.27	100.00%	14	4.3659	1.716197
20,000,001 to 30,000,000	6	148,499,933.05	15.29%	4	4.1880	1.987889
30,000,001 to 50,000,000	8	323,805,286.00	33.35%	15	4.3028	1.655960
50,000,001 or greater	3	193,000,000.00	19.88%	16	3.8280	1.537427
Totals	57	971,033,407.27	100.00%	14	4.3659	1.716197
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	12	79,664,091.87	8.20%	15	4.9858	NAP	Tennessee	2	18,722,668.63	1.93%	17	4.7305	1.085387
Alabama	1	3,309,968.97	0.34%	11	5.8900	1.613000	Texas	26	40,810,262.35	4.20%	16	4.6060	1.491033
Arizona	1	589,676.10	0.06%	15	4.4860	1.077700	Utah	1	5,019,503.08	0.52%	13	3.7950	1.583300
Arkansas	1	119,819.07	0.01%	15	4.4860	1.077700	Vermont	1	4,050,323.19	0.42%	16	4.3100	1.418900
California	16	79,520,709.86	8.19%	15	3.8942	2.890032	Virginia	2	1,156,816.77	0.12%	15	4.4860	1.077700
Colorado	1	1,506,794.71	0.16%	13	3.7950	1.583300	Washington	3	5,421,519.60	0.56%	14	4.0233	1.416222
Connecticut	3	34,969,394.78	3.60%	16	4.3073	1.580681	Wisconsin	2	633,918.52	0.07%	14	4.1266	1.340654
Florida	1	3,900,000.00	0.40%	16	4.3900	2.315200	Wyoming	3	9,699,729.52	1.00%	14	5.0777	1.973175
Georgia	3	15,154,490.45	1.56%	15	4.6937	2.836335	Totals	141	971,033,407.27	100.00%	14	4.3659	1.716197
Idaho	1	2,059,482.42	0.21%	14	5.1000	2.007000
									Property Type³
Illinois	7	95,783,878.66	9.86%	17	4.3705	1.971532
Indiana	5	2,336,168.96	0.24%	15	4.4860	1.077700		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Iowa	1	12,263,768.05	1.26%	9	5.2900	1.599000		Properties	Balance	Agg. Bal.			DSCR¹
Kentucky	1	619,723.28	0.06%	15	4.4860	1.077700	Defeased	12	79,664,091.87	8.20%	15	4.9858	NAP
Louisiana	2	66,440,390.10	6.84%	16	3.9161	1.968715	Industrial	1	2,062,471.36	0.21%	11	5.7300	1.281700
Maryland	6	58,828,091.13	6.06%	15	4.4187	2.005654	Lodging	74	109,134,885.51	11.24%	15	4.7761	1.315454
Michigan	5	7,033,784.72	0.72%	12	4.5985	1.466113	Mixed Use	3	59,808,523.68	6.16%	16	4.5861	1.239795
Minnesota	3	840,084.33	0.09%	15	4.3776	1.157003	Multi-Family	3	49,444,857.63	5.09%	17	4.0377	3.199236
New Jersey	4	126,059,756.87	12.98%	16	4.4158	1.624507	Office	15	351,471,319.32	36.20%	11	4.0886	1.615130
New York	10	218,454,082.77	22.50%	15	4.0164	1.434993	Other	12	20,600,000.00	2.12%	13	3.7950	1.583300
North Carolina	1	514,558.13	0.05%	15	4.4860	1.077700	Retail	18	283,088,864.92	29.15%	16	4.3878	1.884147
Ohio	7	40,176,735.07	4.14%	(26)	5.1271	0.678129	Self Storage	3	15,758,392.98	1.62%	13	4.9411	2.097461
Oklahoma	3	13,163,619.26	1.36%	15	4.8661	0.906841	Totals	141	971,033,407.27	100.00%	14	4.3659	1.716197
Oregon	2	4,987,876.50	0.51%	16	4.5657	1.349789
Pennsylvania	4	17,221,719.55	1.77%	17	4.6892	2.050292

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	79,664,091.87	8.20%	15	4.9858	NAP	Defeased	11	79,664,091.87	8.20%	15	4.9858	NAP
	3.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	4	167,600,000.00	17.26%	15	3.6504	1.703576	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	4	119,076,841.78	12.26%	16	3.8207	2.324010	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	3	97,460,538.20	10.04%	16	4.0727	2.346663	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	7	208,824,189.73	21.51%	15	4.4026	1.641939	49 months or greater	46	891,369,315.40	91.80%	14	4.3104	1.733583
	4.501% to 4.750%	10	100,397,405.19	10.34%	16	4.6591	1.870907	Totals	57	971,033,407.27	100.00%	14	4.3659	1.716197
	4.751% to 5.000%	9	122,153,564.03	12.58%	15	4.8350	1.066954
	5.001% to 5.250%	3	42,612,071.96	4.39%	(24)	5.1754	0.927606
	5.251% to 5.500%	3	25,470,374.28	2.62%	11	5.3144	1.644814
	5.501% to 5.750%	2	4,464,361.26	0.46%	10	5.6870	1.455425
	5.751% to 6.000%	1	3,309,968.97	0.34%	11	5.8900	1.613000
	6.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	971,033,407.27	100.00%	14	4.3659	1.716197
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	79,664,091.87	8.20%	15	4.9858	NAP	Defeased	11	79,664,091.87	8.20%	15	4.9858	NAP
	60 months or less	46	891,369,315.40	91.80%	14	4.3104	1.733583	Interest Only	13	500,389,022.59	51.53%	16	4.0046	1.820978
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	3	21,699,625.17	2.23%	14	5.3074	1.835903
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	30	369,280,667.64	38.03%	11	4.6664	1.609147
	Totals	57	971,033,407.27	100.00%	14	4.3659	1.716197	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	57	971,033,407.27	100.00%	14	4.3659	1.716197
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	79,664,091.87	8.20%	15	4.9858	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	39	747,210,184.82	76.95%	15	4.2653	1.852867
	13 months to 24 months	7	144,159,130.58	14.85%	3	4.5444	1.115306
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	971,033,407.27	100.00%	14	4.3659	1.716197
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	883100725	OF	New York	NY	Actual/360	3.651%	198,798.44	0.00	0.00	N/A	06/06/27	--	70,000,000.00	70,000,000.00	03/06/26
2	310941307	OF	Basking Ridge	NJ	Actual/360	4.070%	205,761.11	0.00	0.00	07/11/27	01/11/33	--	65,000,000.00	65,000,000.00	03/11/26
3	310940147	RT	Metairie	LA	Actual/360	3.770%	170,068.89	0.00	0.00	N/A	08/01/27	--	58,000,000.00	58,000,000.00	03/01/26
4	883100731	OF	Uniondale	NY	Actual/360	4.450%	173,055.56	0.00	0.00	N/A	06/06/27	--	50,000,000.00	50,000,000.00	03/06/26
5	301741196	RT	North Bergen	NJ	Actual/360	4.802%	160,344.08	0.00	0.00	N/A	06/06/27	--	42,931,419.46	42,931,419.46	03/06/26
6	307771007	OF	New York	NY	Actual/360	3.669%	128,429.00	0.00	0.00	N/A	06/01/27	--	45,000,000.00	45,000,000.00	03/01/26
8	301741189	OF	New York	NY	Actual/360	4.324%	138,868.84	84,457.93	0.00	05/06/27	05/06/32	--	41,291,779.32	41,207,321.39	03/06/26
9	310940632	MU	Lincolnshire	IL	Actual/360	4.460%	142,207.65	77,167.80	0.00	N/A	08/11/27	--	40,995,157.97	40,917,990.17	03/11/26
10	308460010	LO	Various	Various	Actual/360	4.486%	120,457.90	1,366,347.36	0.00	N/A	06/01/27	--	34,523,950.49	33,157,603.13	03/01/26
11	883100737	RT	Bowie	MD	Actual/360	4.295%	119,149.78	76,703.06	0.00	N/A	07/06/27	--	35,667,654.91	35,590,951.85	03/06/26
12	610942092	MF	Chicago	IL	Actual/360	3.920%	106,711.11	0.00	0.00	N/A	08/11/27	--	35,000,000.00	35,000,000.00	03/11/26
13	308460013	RT	Torrance	CA	Actual/360	3.658%	85,341.67	0.00	0.00	N/A	06/01/27	--	30,000,000.00	30,000,000.00	03/01/26
14	301741205	OF	Various	OH	Actual/360	5.217%	113,681.67	12,180.19	0.00	N/A	07/06/22	07/06/25	28,016,513.62	28,004,333.43	07/06/25
15	310939728	LO	Dallas	TX	Actual/360	4.660%	83,932.31	61,690.59	0.00	N/A	07/04/27	--	23,157,290.21	23,095,599.62	03/04/26
16	310941445	OF	Stamford	CT	Actual/360	4.088%	76,941.48	0.00	0.00	N/A	07/01/27	--	24,200,000.00	24,200,000.00	02/01/26
17	333100018	OF	San Mateo	CA	Actual/360	3.600%	63,280.00	0.00	0.00	N/A	07/05/27	--	22,600,000.00	22,600,000.00	03/05/26
18	308460018	98	Various	Various	Actual/360	3.795%	60,804.33	0.00	0.00	04/06/27	04/06/28	--	20,600,000.00	20,600,000.00	03/05/26
19	301741186	LO	Jamaica	NY	Actual/360	5.523%	76,913.83	41,626.13	0.00	N/A	05/06/27	02/06/27	17,904,981.57	17,863,355.44	03/06/26
20	301741207	RT	Jackson	NJ	Actual/360	4.750%	64,867.20	38,158.15	0.00	N/A	07/06/27	--	17,558,039.96	17,519,881.81	03/06/26
21	883100741	RT	York	PA	Actual/360	4.703%	59,105.51	29,612.39	0.00	N/A	08/06/27	--	16,158,365.45	16,128,753.06	03/06/26
22	416000248	RT	Muskogee	OK	Actual/360	4.880%	48,320.50	31,106.26	0.00	N/A	06/01/27	--	12,730,810.76	12,699,704.50	03/01/26
23	301741194	LO	Various	Various	Actual/360	5.100%	45,403.92	40,208.59	0.00	N/A	05/06/27	--	11,446,366.07	11,406,157.48	03/06/26
24	416000242	RT	Davenport	IA	Actual/360	5.290%	50,581.40	29,847.75	0.00	N/A	12/01/26	--	12,293,615.80	12,263,768.05	03/01/26
25	301741210	RT	Melville	NY	Actual/360	4.572%	43,648.65	27,887.48	0.00	N/A	08/06/27	--	12,274,648.86	12,246,761.38	03/06/26
26	310942012	LO	Chicago	IL	Actual/360	4.800%	43,368.97	30,084.18	0.00	N/A	06/11/27	--	11,616,688.94	11,586,604.76	03/11/26
27	308460027	LO	Nashville	TN	Actual/360	4.802%	40,941.86	26,703.09	0.00	N/A	08/06/27	--	10,962,002.56	10,935,299.47	03/06/26
28	416000244	SS	Kensington	MD	Actual/360	4.930%	42,067.51	19,974.76	0.00	N/A	04/01/27	--	10,970,953.53	10,950,978.77	03/01/26
29	333100022	MU	Norwalk	CT	Actual/360	4.810%	39,174.58	21,231.47	0.00	N/A	08/05/27	--	10,471,374.88	10,450,143.41	03/05/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	883100738	RT	Norcross	GA	Actual/360	4.800%	32,245.30	26,183.65	0.00	N/A	07/06/27	04/06/27	8,637,133.85	8,610,950.20	03/06/26
31	301741200	MF	Buford	GA	Actual/360	4.630%	32,370.92	21,130.72	0.00	N/A	06/06/27	--	8,989,146.57	8,968,015.85	03/06/26
32	301741206	MF	Bixby	OK	Actual/360	4.680%	32,716.10	19,674.33	0.00	N/A	07/06/27	--	8,987,939.04	8,968,264.71	03/06/26
33	600940066	LO	Oregon	OH	Actual/360	4.800%	32,406.13	20,060.41	0.00	N/A	06/11/27	--	8,680,213.77	8,660,153.36	03/11/26
34	333100019	MF	Baltimore	MD	Actual/360	5.030%	33,343.15	20,522.51	0.00	N/A	06/05/27	--	8,522,815.06	8,502,292.55	03/05/26
35	410939633	RT	Ellicott City	MD	Actual/360	4.050%	26,089.81	21,940.43	0.00	N/A	06/11/27	--	8,282,478.63	8,260,538.20	03/11/26
36	416000247	MU	New Orleans	LA	Actual/360	4.920%	32,378.22	20,816.08	0.00	N/A	04/01/27	--	8,461,206.18	8,440,390.10	03/01/26
37	416000245	SS	Millersville	MD	Actual/360	4.980%	31,314.09	17,425.51	0.00	N/A	04/01/27	--	8,084,531.50	8,067,105.99	03/01/26
39	308460039	RT	Las Vegas	NV	Actual/360	4.284%	27,656.81	15,932.72	0.00	N/A	08/05/27	05/05/27	8,300,362.75	8,284,430.03	03/05/26
40	301741208	LO	Minooka	IL	Actual/360	5.370%	29,267.10	23,788.37	0.00	N/A	07/06/27	--	7,007,287.09	6,983,498.72	03/06/26
42	310941078	RT	Spring Hill	TN	Actual/360	4.630%	28,095.31	14,474.50	0.00	N/A	07/11/27	--	7,801,843.66	7,787,369.16	03/11/26
44	301741193	LO	Albuquerque	NM	Actual/360	5.130%	23,905.32	20,864.18	0.00	N/A	06/06/27	--	5,991,309.21	5,970,445.03	03/06/26
46	883100739	OF	Plymouth Meeting	PA	Actual/360	4.750%	22,660.96	15,093.27	0.00	N/A	07/06/27	04/06/27	6,133,793.45	6,118,700.18	03/06/26
47	625100274	RT	San Diego	CA	Actual/360	5.300%	25,707.30	13,164.03	0.00	N/A	02/05/27	--	6,236,271.54	6,223,107.51	03/05/26
48	301741203	OF	Houston	TX	Actual/360	4.525%	19,263.44	13,767.73	0.00	N/A	07/06/27	--	5,473,432.23	5,459,664.50	03/06/26
49	410939944	RT	East Point	GA	Actual/360	4.910%	21,050.57	13,353.35	0.00	N/A	07/11/27	--	5,512,223.55	5,498,870.20	03/11/26
50	410940811	MF	Redding	CA	Actual/360	3.820%	16,309.20	12,417.24	0.00	N/A	07/11/27	--	5,489,259.02	5,476,841.78	03/11/26
52	410940029	RT	Salem	OR	Actual/360	4.580%	15,098.69	9,374.18	0.00	N/A	07/11/27	--	4,238,559.15	4,229,184.97	03/11/26
53	416000249	RT	Williston	VT	Actual/360	4.310%	13,603.73	7,800.09	0.00	N/A	07/01/27	--	4,058,123.28	4,050,323.19	03/01/26
54	625100272	LO	Huntsville	AL	Actual/360	5.890%	15,206.76	9,478.67	0.00	N/A	02/05/27	--	3,319,447.64	3,309,968.97	03/05/26
55	410940132	RT	Clearwater	FL	Actual/360	4.390%	13,316.33	0.00	0.00	N/A	07/11/27	--	3,900,000.00	3,900,000.00	03/11/26
56	416000250	RT	College Station	TX	Actual/360	4.710%	12,320.64	6,891.20	0.00	N/A	08/01/27	--	3,363,232.88	3,356,341.68	03/01/26
57	416000246	SS	Landover	MD	Actual/360	5.080%	12,672.51	5,746.02	0.00	N/A	04/01/27	--	3,207,327.07	3,201,581.05	03/01/26
58	883100732	SS	Baytown	TX	Actual/360	4.570%	10,276.36	6,837.22	0.00	N/A	06/06/27	03/06/27	2,891,131.02	2,884,293.80	03/06/26
59	301741195	RT	Baton Rouge	LA	Actual/360	5.060%	9,062.62	12,991.27	0.00	N/A	06/06/27	--	2,302,754.69	2,289,763.42	03/06/26
61	416000243	RT	Okemos	MI	Actual/360	5.650%	10,579.66	5,617.58	0.00	N/A	01/01/27	--	2,407,507.48	2,401,889.90	03/01/26
62	625100273	IN	Akron	OH	Actual/360	5.730%	9,212.97	4,762.30	0.00	N/A	02/05/27	--	2,067,233.66	2,062,471.36	03/05/26
63	625100270	SS	Glendale	AZ	Actual/360	5.860%	9,609.91	3,973.42	0.00	N/A	01/05/27	--	2,108,463.94	2,104,490.52	03/05/26

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Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
64	600940708	SS	Socorro	TX	Actual/360	4.740%	5,934.79	3,965.06	0.00 N/A	07/11/27	--	1,609,798.22	1,605,833.16	03/11/26
Totals							3,305,902.45	2,403,033.22	0.00			973,436,440.49	971,033,407.27
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	4,300,373.14	2,818,363.29	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,561,800.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	17,197,853.81	11,283,383.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	21,344,359.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1,591,944.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	72,698,049.00	56,695,150.44	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	18,715,250.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,102,804.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	35,623,487.66	0.00	--	--	03/11/26	1,200,989.60	0.00	0.00	0.00	0.00	0.00
11	3,980,744.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	15,180,785.07	11,682,758.24	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	59,746,222.00	44,992,864.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,533,725.11	0.00	--	--	10/11/25	8,182,911.84	142,164.46	92,410.14	336,467.94	121,144.90	0.00
15	3,012,700.76	2,382,148.35	01/01/24	09/30/24	05/12/25	5,169,178.12	0.00	0.00	0.00	0.00	0.00
16	10,424,939.00	3,322,034.20	01/01/24	03/31/24	--	0.00	0.00	76,847.37	76,847.37	0.00	0.00
17	2,177,147.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	13,829,386.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	2,022,698.94	1,612,078.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,765,977.46	1,890,990.15	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	705,934.40	751,227.26	01/01/24	09/30/24	10/12/24	0.00	0.00	0.00	0.00	0.00	0.00
23	2,433,483.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,681,522.02	1,299,797.11	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,622,033.55	1,311,559.60	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	4,163,674.04	3,889,256.70	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,187,614.93	938,107.58	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,406,962.30	1,074,032.98	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,207,428.99	903,358.65	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	2,315,599.67	1,180,270.40	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,114,557.83	995,033.94	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	2,306,529.05	1,714,311.69	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,056,136.00	760,062.53	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1,196,362.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	706,037.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	961,455.50	620,172.92	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,143,770.93	545,935.02	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	749,532.20	583,677.99	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	972,104.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	473,313.00	334,610.34	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
53	364,464.00	273,348.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
54	557,172.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	403,920.00	302,940.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	407,570.22	297,145.97	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
57	437,931.89	296,911.27	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	307,927.51	246,169.05	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	234,351.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	478,599.00	370,863.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	325,406,237.29	155,368,561.67				14,553,079.56	142,164.46	169,257.51	413,315.31	121,144.90	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
10	308460010	1,366,347.36	Partial Liquidation (Curtailment)	0.00	0.00
Totals		1,366,347.36		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments				Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff		Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount		Coupon	Remit	WAM¹
Date
03/17/26	0	0.00	0	0.00	0	0.00	2	40,704,037.93	1	24,200,000.00	0	0.00	1	1,366,347.36	0		0.00	4.365853%	4.320270%	14
02/18/26	0	0.00	0	0.00	0	0.00	2	40,747,324.38	1	24,200,000.00	0	0.00	3	3,233,498.71	0		0.00	4.366434%	4.320553%	15
01/16/26	0	0.00	0	0.00	0	0.00	2	40,773,144.95	1	24,200,000.00	0	0.00	2	7,738,890.47	0		0.00	4.367392%	4.309822%	16
12/17/25	0	0.00	0	0.00	0	0.00	2	40,798,857.47	1	24,200,000.00	1	50,000,000.00	1	230,014.55	0		0.00	4.370909%	4.311747%	17
11/18/25	0	0.00	0	0.00	0	0.00	2	40,826,191.54	1	24,200,000.00	0	0.00	1	781,502.36	0		0.00	4.371275%	4.312086%	18
10/20/25	0	0.00	0	0.00	0	0.00	2	40,851,682.07	1	24,200,000.00	1	38,121,932.04	1	1,878,067.96	0		0.00	4.371679%	4.312350%	19
09/17/25	0	0.00	0	0.00	0	0.00	2	40,878,802.19	0	0.00	0	0.00	0	0.00	0		0.00	4.372230%	4.312537%	20
08/15/25	0	0.00	0	0.00	0	0.00	1	12,887,558.92	0	0.00	0	0.00	0	0.00	0		0.00	4.372539%	4.295231%	21
07/17/25	0	0.00	0	0.00	0	0.00	1	12,912,723.55	0	0.00	1	70,000,000.00	0	0.00	0		0.00	4.372847%	4.295572%	22
06/17/25	0	0.00	0	0.00	0	0.00	1	12,939,529.56	0	0.00	0	0.00	0	0.00	0		0.00	4.317737%	4.240499%	23
05/16/25	0	0.00	0	0.00	0	0.00	1	12,964,476.71	0	0.00	0	0.00	0	0.00	0		0.00	4.373478%	4.303313%	24
04/17/25	0	0.00	0	0.00	0	0.00	1	12,991,073.11	0	0.00	0	0.00	0	0.00	0		0.00	4.318458%	4.248322%	25
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	301741205	07/06/25	7	5	92,410.14	336,467.94	149,242.95	28,016,513.64	05/28/25	98		07/31/25
16	310941445	02/01/26	0	B	76,847.37	76,847.37	0.00	24,200,000.00	12/28/23	7			02/05/25
Totals					169,257.51	413,315.31	149,242.95	52,216,513.64
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		28,004,333	0		0	28,004,333
0 - 6 Months		0	0		0	0
7 - 12 Months		49,113,346	49,113,346		0	0
13 - 24 Months		767,108,407	730,208,702		0	36,899,705
25 - 36 Months		20,600,000	20,600,000		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		106,207,321	106,207,321		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-26	971,033,407	918,829,074	0	0	28,004,333	24,200,000
Feb-26	973,436,440	921,219,927	0	0	0	52,216,514
Jan-26	977,511,193	925,294,680	0	0	0	52,216,514
Dec-25	986,081,699	933,865,185	0	0	0	52,216,514
Nov-25	987,198,386	934,981,873	0	0	0	52,216,514
Oct-25	988,804,507	936,587,993	0	0	0	52,216,514
Sep-25	991,562,503	963,545,990	0	0	0	28,016,514
Aug-25	992,380,181	964,363,668	0	0	28,016,514	0
Jul-25	993,194,530	993,194,530	0	0	0	0
Jun-25	994,064,560	994,064,560	0	0	0	0
May-25	994,872,051	994,872,051	0	0	0	0
Apr-25	995,735,471	995,735,471	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	308460010	33,157,603.13	33,157,603.13	547,200,000.00	04/01/25	28,297,123.82	1.07770	12/31/24	06/01/27	I/O
14	301741205	28,004,333.43	28,016,513.64	26,300,000.00	08/06/25	959,351.11	0.39220	12/31/24	07/06/22	256
15	310939728	23,095,599.62	23,134,781.50	20,500,000.00	04/07/25	1,951,586.60	1.16670	09/30/24	07/04/27	256
16	310941445	24,200,000.00	24,200,000.00	133,500,000.00	01/17/25	2,745,861.70	1.62030	03/31/24	07/01/27	I/O
22	416000248	12,699,704.50	12,699,704.50	18,265,000.00	09/05/24	643,798.01	0.90060	09/30/24	06/01/27	254
Totals		121,157,240.68	121,208,602.77	745,765,000.00		34,597,721.24

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	308460010	LO	Various	03/06/25	11
Loan transferred to Special Servicing effective 2/24/25 due to imminent default. Hello Letter was noticed and PNA has been executed. Collateral consists of a 65 mixed service hotels, totaling 6,366 keys. Loan is paid through 3/1/2026. A
	Modification	Agreement was signed on 9/25/2025 which provides for the expedited sale of underperforming assets along with modifications to certain release provisions, cash-management terms and other terms to improve funding towards
	operations at remaining portfol		io. As of 2/28/2026, seventeen (17) collateral assets have been released for a cumulative paydown of $98.8MM.

14	301741205	OF	OH	05/28/25	98
Asset transferred to special servicing effective May 28, 2025. The Loan matured on 7/6/2025. Borrower was unable to meet the terms of the July 6, 2025 maturity extension and thus, SS has filed the consented receivership and foreclosure
	orders. Recent	ly, the orders were entered by the court and the receiver has assumed operational control of the asset and is addressing property and tenant-related deficiencies. Given the challenging office submarket conditions, SS is
	actively marketing the propert		y for sale through the receiver.

15	310939728	LO	TX	08/19/24	9
The Loan was transferred to the Special Servicer, ASC, on August 19, 2024. In February 2025, Borrower filed bankruptcy to prevent the appointment of a receiver. In January 2026, the court approved the settlement order and loan modification
	document	s. As a result, the loan has now been reinstated and due for the March payment. SS will coordinate with MS on returning the loan in the near term.

16	310941445	OF	CT	12/28/23	7
The subject loan transferred to Special Servicing for imminent monetary default effective 12/28/2023. The loan is secured by three, class A office buildings located in Stamford, CT, built in 1986 and renovated in 2015. The property consists of
	811,7	48 RSF. A Receiver was appointed by the court as of 5/23/2024 after the Borrower indicated a desire to relinquish control. On 2/5/2025, the Trust took title to the collateral via a Strict Foreclosure filing with the Court. An order granting
	the disch	arge of the receiver was approved on 4/9/2025. The property is currently 75.8% leased as of March 2026 as compared to 77.2% at YE 2025, 78.9% at YE 2024 and 74.6% at YE 2023. The total debt is comprised of five pari passu
	loans. There was $11.86MM of		outstanding Mezzanine debt prior to the Lender's foreclosure. The 2025 YE NOI DSCR was 1.85x. The properties were most recently inspected in March 2025 and found to be in good overall condition with deferred maintenance related to the parking garage noted. Repairs are planned to occur in phases starting in late 2025 and in 2026. Leasing efforts to stabilize the property and renew existing tenants with upcoming expirations are underway, along with addressing the parking garage deferred maintenan ce. The special servicer projects a disposition to occur in early 2027.

22	416000248	RT	OK	10/29/21	98
Loan transferred to special servicing effective 10/29/21 following a non-monetary default related to the former anchor tenant, Best Buy, vacating and Borrower's request for 10-months of interest deferral. In December 2023, a receiver was
	appointed ov	er the vacant anchor box. In April 2024, Borrower and Lender entered into a Loan Modification in which advances are made to the receiver to facilitate lease-related work for a replacement anchor tenant, Burlington. In September
2024, the lease-rela ted work for Burlington was completed and the tenant took possession of the premises. The receiver was dismissed and Burlington opened for business and commenced rent in October 2024. The Borrower had
	previously identified a third-party buyer to assu			me the loan; however, the parties were unable to reach an agreement, and negotiations have been terminated. The Sponsor states that it has engaged a third-party broker to market the asset for sale in the short term. The Loan shall remain specially serviced to foster any potential payoff discussions and ensure the repayment of the property protective advances.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	883100725	0.00	3.65140%	0.00	3.65140%	9	07/08/25	07/08/25	--
5	301741196	0.00	4.80200%	0.00	4.80200%	8	12/03/25	12/03/25	--
10	308460010	0.00	4.48600%	0.00	4.48600%	8	09/25/25	09/25/25	--
14	301741205	0.00	5.21700%	0.00	5.21700%	9	10/14/22	11/06/22	11/14/22
14	301741205	0.00	5.21700%	0.00	3.25000%	9	11/27/24	10/14/22	11/14/22
15	310939728	0.00	4.66000%	0.00	4.66000%	10	09/30/20	10/04/20	12/11/20
15	310939728	0.00	4.66000%	0.00	4.66000%	10	12/11/20	10/04/20	09/30/20
15	310939728	0.00	4.66000%	0.00	4.66000%	10	10/02/20	10/04/20	12/11/20
15	310939728	0.00	4.66000%	0.00	4.66000%	10	01/14/26	10/04/20	12/11/20
19	301741186	19,858,971.75	5.52300%	19,858,971.75	5.52300%	10	09/16/20	04/06/20	04/06/20
19	301741186	0.00	5.52300%	0.00	5.52300%	8	01/11/21	04/06/20	09/16/20
19	301741186	0.00	5.52300%	0.00	5.52300%	10	12/29/23	04/06/20	01/11/21
20	301741207	19,258,284.44	4.75000%	19,258,284.44	4.75000%	8	03/23/21	03/22/21	04/12/21
20	301741207	0.00	4.75000%	0.00	4.75000%	8	04/12/21	03/22/21	03/23/21
22	416000248	0.00	4.88000%	0.00	4.88000%	8	04/30/24	04/19/24	--
26	310942012	0.00	4.80000%	0.00	4.80000%	2	02/09/22	12/11/21	--
27	308460027	12,245,914.83	4.80200%	12,245,914.83	4.80200%	10	10/07/20	10/06/20	12/11/20
27	308460027	0.00	4.80200%	0.00	4.80200%	10	12/11/20	10/06/20	10/07/20
60	308460060	2,657,738.03	6.13000%	2,657,738.03	0.00000%	10	11/30/20	04/05/20	01/11/21
60	308460060	0.00	6.13000%	0.00	6.13000%	10	01/11/21	04/05/20	11/30/20
Totals		31,504,199.27		31,504,199.27
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
41	308460041 04/17/23	5,478,763.28	5,600,000.00	7,354,646.42	193,212.73	5,752,925.88	5,559,713.15	0.00	0.00	39,331.85	(39,331.85)	0.45%
43	600940078 02/17/22	7,206,207.89	7,700,000.00	4,450,589.69	666,904.71	4,450,589.69	3,783,684.98	3,422,522.91	0.00	444.53	3,422,078.38	44.85%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		12,684,971.17	13,300,000.00	11,805,236.11	860,117.44	10,203,515.57	9,343,398.13	3,422,522.91	0.00	39,776.38	3,382,746.53

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
41	308460041	06/17/25	0.00	0.00	(39,331.85)	0.00	26,833.79	0.00	0.00	0.00	0.00
		02/18/25	0.00	0.00	(74,604.24)	0.00	0.00	(2,620.30)	0.00	0.00
		10/18/24	0.00	0.00	(71,983.94)	0.00	5,818.32	2,620.30	0.00	0.00
		08/17/23	0.00	0.00	(71,983.94)	0.00	(71,983.94)	0.00	0.00	0.00
		04/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	600940078	03/17/23	0.00	0.00	3,422,078.38	0.00	0.00	1,446.00	0.00	0.00	3,422,078.38
		02/17/23	0.00	0.00	3,420,632.38	0.00	0.00	247.65	0.00	0.00
		01/18/23	0.00	0.00	3,420,384.73	0.00	0.00	60,620.91	0.00	0.00
		11/18/22	0.00	0.00	3,359,763.82	0.00	0.00	(62,759.09)	0.00	0.00
		02/17/22	0.00	0.00	3,422,522.91	0.00	0.00	3,422,522.91	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,382,746.53	0.00	(39,331.83)	3,422,078.38	0.00	0.00	3,422,078.38

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	0.00	0.00	1,603.44	0.00	0.00	0.00	109.56	0.00	0.00	0.00
10	0.00	0.00	(7,844.75)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	5,447.66	0.00	0.00	33,171.71	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	4,502.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	(118,815.27)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	1,185.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	1,030.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	8.92	0.00	0.00	0.00
56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2.52	0.00	0.00	0.00
Total	0.00	0.00	(113,209.55)	0.00	3,819.09	33,171.71	0.00	0.00	121.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(76,097.75)

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29